Loans and Allowance for Credit Losses - Additional Information (Details) PureItem in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable with variable rates of interest	$ 2,977,918,000	$ 2,546,325,000
Loans receivable with fixed rates of interest	630,683,000	621,437,000
Loans on nonaccrual status	0	0
Net interest income	0	$ 0	$ 0
Financing receivable, troubled debt restructuring, subsequent default, number of contracts | PureItem		0	0
Mortgage loans in process of foreclosure, amount	0	$ 11,000
Loans and leases receivable, related parties, ending balance	7,768,000	6,859,000	$ 5,725,000
Loans originated into secondary market	73,984,000	106,601,000	215,813,000
Gain (loss) on sale of mortgage loans	2,635,000	2,973,000	$ 9,997,000
Loans sold with recourse in secondary market	69,308,000	84,162,000
Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Potential problem loans	5,900,000	6,400,000
Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on nonaccrual status	0	0
Collateral Dependent Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on nonaccrual status	$ 0	$ 0
Minimum | Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, amortization period (year)	15 years
Financing receivable, maturity period (year)	5 years
Minimum | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, maturity period (year)	1 year
Maximum | Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, amortization period (year)	30 years
Financing receivable, maturity period (year)	15 years
Maximum | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, maturity period (year)	5 years